PREPAID COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID COSTS AND EXPENSES

NOTE 5 – PREPAID COSTS AND EXPENSES

At December 31, 2016 and December 31, 2015, prepaid expenses and other current assets consisted of the following:

	December 31,
	2016	2015
Other Current Assets	$—	$14,500
Prepaid Rent	46,523	—
Prepaid Insurance	84,825	87,212
Prepaid Inventory	1,602	8,215
Prepaid Expenses and Other Current Assets	$132,950	$109,927